Taxes - Income Tax reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Major components of tax expense (income) [abstract]
Loss before taxes	$ (51,429)	$ (4,404)
Statutory tax rate	23.00%	23.00%
Expected income tax expense (recovery)	$ (11,829)	$ (1,013)
Increase (decrease) in taxes resulting from:
Non-deductible items	9,746	1,208
Increase in unrecognized tax benefit	(498)	1,413
Change in tax rates on deferred taxes	(157)	0
Rate difference in statutory tax rates	(848)	(342)
Changes in tax and accounting estimates	2,522	(1,844)
Other items	1,039	(15)
Tax expense (recovery)	$ (25)	$ (593)